Contingencies (Details) (USD $)	May 31, 2011	May 31, 2010
Applicability Impact And Conclusion Of Environmental Loss Contingencies [Abstract]
Accrual For Environmental Loss Contingencies	$ 41,700,000	$ 26,200,000
Loss Contingencies [Line Items]
Loss Contingency Assertion Plaintiff	1,000,000,000
Loss Contingency Assertion Defendant	$ 10,000,000